Distribution of Profit - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Dividends paid on outstanding common stock	¥ 0	¥ 0	¥ 0
Distributable reserves	¥ 0	¥ 0